Income Taxes (Details 1) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Stock-based compensation		$ 5,087,000	$ 3,948,000
Tax credits		2,512,000	0
Deferred financing costs		714,000	0
Start-up and organizational costs		272,000	0
Tax deductible Goodwill		136,000	0
Property and equipment		244,000	0
Derivative liabilities		522,000	713,000
Other		109,000	168,000
Total deferred tax assets		9,596,000	4,829,000
Net deferred tax assets, excluding net operating loss carryforwards		(3,184,000)	4,180,000
Domestic net operating loss carryforwards		41,540,000	15,488,000
Deferred tax liabilities:
Intangible Assets		(12,353,000)	0
Discount on Note Payable		(377,000)	(617,000)
Other	(54,890)	(50,000)	(32,000)
Total deferred tax liabilities		(12,780,000)	(649,000)
Deferred tax assets:
Deferred Tax Assets, Gross, Noncurrent		38,356,000	19,668,000
Less valuation allowance		(38,406,000)	(19,700,000)	(18,334,000)	(16,042,000)
Total deferred tax assets (liabilities)		(50,000)	(32,000)
Aldagen Inc [Member]
Deferred tax assets:
Stock-based compensation			256,100	230,800
Deferred financing costs			618,800	0
Property and equipment			54,300	111,600
Net deferred tax assets, excluding net operating loss carryforwards			0	0
Domestic net operating loss carryforwards			0	39,600
Accrued Severance			0	4,900
Deferred Transaction Costs			43,100	0
Deferred Rent			47,400	0
Inventory Reserve			7,000
Less Valuation Allowance			(97,500)	0
Deferred tax assets, current			0	44,500
Deferred tax liabilities:
Intangible Assets			14,900	18,700
Deferred rent			0	44,500
Deferred tax asset (liabilities), current			0	44,500
Net deferred tax asset (liability)			0	0
Deferred tax assets:
Domestic net operating loss carryforwards			22,025,100	20,110,800
Charitable contribution carryforwards			1,300	1,500
Start-up costs			266,600	266,600
Organizational costs			1,000	1,000
Federal income tax credits			2,311,600	2,159,400
Less valuation allowance			(25,549,700)	(22,900,400)
Deferred tax liabilities:
Fixed assets			0	0
Deferred tax asset (liabilities), noncurrent			$ 0	$ 0